UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2014 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.040% **1	143,889,650	$143,890

Total Short-Term Investments
(Cost $143,890) — 101.5%		143,890

Total Investments — 101.5%
(Cost $143,890) ‡		143,890

Liabilities in Excess of Other Assets — (1.5)%		(2,067)

Net Assets — 100.0%		$141,823

A list of outstanding total return swap agreements held by the Fund at June 30, 2014, is as follows (000):

Counterparty	Reference Entity/ Obligation	Fixed paymennts paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positionst
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	1/30/2015	$86,175	$68

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA-1 day + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 0.50%	Total Return of the basket of securities	11/2/2015	2,938	(176)

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/29/2015	1,132	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.40% to Fed Funds-1D – 1.46%	Total Return of the basket of securities	1/29/2015	4,113	(12)

Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.63%	Total Return of the basket of securities	1/29/2015	5,835	188

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.35%	Total Return of the basket of securities	1/29/2015	3,251	(11)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed paymennts paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1D + 0.85% Short: Fed Funds-1D – 0.50% to Fed Funds – 1.25%	Total Return of the basket of securities	6/10/2015	$(117)	$—

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1D – 0.35% to Fed Funds-1D – 1.33%	Total Return of the basket of securities	1/29/2015	(98,484)	(113)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1D – 0.35% to Fed Funds-1D – 0.94%	Total Return of the basket of securities	1/29/2015	(4,345)	—

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.40% to Fed Funds-1D – 1.38%	Total Return of the basket of securities	1/29/2015	(4,625)	—

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1D – 0.50% to Fed Funds-1D – 0.80%	Total Return of the basket of securities	1/29/2015	(6,518)	(66)

						$(122)

†	The following table represents the individual common stock holdings compromising the Long Custom Basket Total Return Swaps as of June 30, 2014.

United States Custom Basket of Long Securities

Shares	Description	Currency	Net Unrealized Appreciation
22,500	The Boeing Co.	USD	$—
26,800	Walt Disney World Co.	USD	—
35,400	Lorillard Inc.	USD	—
35,900	Anadarko Petroleum	USD	—
39,900	Johnson & Johnson	USD	—
63,100	National Oilwell Varco Inc.	USD	—
66,900	United Health Group	USD	—
78,162	American Airlines Group Inc.	USD	—
90,800	Wells Fargo & Co.	USD	—
97,300	Altria Group Inc.	USD	44

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

United States Custom Basket of Long Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation
100,900	US G Corp.	USD	$—
102,700	Carnival Corp.	USD	—
119,900	Citigroup Inc.	USD	—
133,400	Apollo Education Group	USD	—
138,400	Oracle Corp.	USD	—
143,000	Microsoft Corp.	USD	—
159,867	First American	USD	—
163,700	Progress Corp.	USD	—
180,900	CSX Corp.	USD	—
205,505	EMC Corp.	USD	24

$68

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Depreciation
(344,540)	Alcatel	EUR	$—
(233,850)	Telefonica Esp	EUR	—
(128,513)	Vivendi	EUR	(176)
(108,791)	Deutsche Bank Ag	EUR	—
(89,446)	Commerzbank	EUR	—
(81,561)	Unicredito Spa	EUR	—
(52,027)	Koninklijke Philips NV	EUR	—
(46,557)	ASML Holding Nv	EUR	—
(39,806)	Veolia Environment Ords	EUR	—
(36,614)	Essilor Intl	EUR	—
(29,004)	OCI	EUR	—
(22,605)	Industria De Diseno Textil SA	EUR	—
(15,500)	Man Se	EUR	—
(12,116)	Air Liquide	EUR	—
(11,378)	Thyssen Krupp	EUR	—
(6,387)	Unibail Rodamco	EUR	—
(5,248)	Basf Se	EUR	—
(385)	L Oreal	EUR	—
28,639	Schneider Sa	EUR	—
31,980	Siemens	EUR	—
45,292	Daimler Ag	EUR	—
52,101	Technip	EUR	—
53,532	Sanofi	EUR	—
55,961	BNP Paribas	EUR	—
75,008	Akzo Nobel	EUR	—
174,637	Peugeot Sa	EUR	—
236,825	Reed Elsevier Nv	EUR	—

$(176)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
419,000	Sembcorp Marine	SGD	$—
(79,000)	Singtel	SGD	—

$—

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(436,500)	Nissan Motor Co. Ltd.	JPY	$—
(190,000)	Kintetsu Corp.	JPY	—
(158,100)	The Kansai Electric Power Co. Inc.	JPY	—
(78,900)	Honda Motor Co. Ltd.	JPY	(17)
(23,300)	Softbank Corp.	JPY	—
(17,200)	Fanuc Corp.	JPY	(4)
(12,000)	Odakyu Electric Railway Co. Ltd.	JPY	(5)
(10,900)	Nintendo Co. Ltd.	JPY	(11)
(7,500)	Canon Inc.	JPY	(5)
(1,200)	Terumo Corp.	JPY	—
72,600	Shin-Etsu Chemical Co. Ltd.	JPY	30
82,600	KDDI Corp.	JPY	—
195,500	Komatsu Ltd.	JPY	—
764,000	Hitachi Ltd.	JPY	—

			$(12)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,652,000)	China Overseas	HKD	$(29)
(1,170,000)	China State Con	HKD	(17)
(807,000)	AIA	HKD	—
(428,000)	Wharf Holdings	HKD	—
(204,000)	China Resources Land Ltd.	HKD	(33)
(175,000)	Beijing Ent	HKD	(14)
(38,000)	Galaxy Entertainment Group	HKD	—
(217)	Sun Hung Kai Pro	HKD	—
395,600	HSBC	HKD	33
458,500	The Link Real Estate Investment Trust	HKD	51
521,500	China Mobile	HKD	—
1,464,000	China Mer Holdings	HKD	94
2,928,000	CNOOC	HKD	103

			$188

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(25,763,644)	Rolls-Royce Holdings PLC, C Shares	GBP	$—
(372,907)	Royal Bank of Scotland	GBP	—
(313,842)	Glencore Xstrata PLC	GBP	—
(230,292)	Rolls-Royce Holdings PLC	GBP	—
(173,593)	National Grid	GBP	(80)
(128,713)	Diageo PLC	GBP	—
(102,894)	Glaxosmithkline PLC	GBP	(38)
(53,510)	Experian PLC	GBP	(14)
(40,119)	Sabmiller	GBP	—
(2,601)	Astrazeneca	GBP	—
(1)	Rentokil Initial	GBP	—
80,947	British American TobacCo. PLC	GBP	—
271,649	Aviva PLC	GBP	—
421,386	Michael Page	GBP	—
819,459	International Airline Group	GBP	—
1,233,124	Vodafone	GBP	121
1,243,153	Barclays PLC	GBP	—

$(11)

††	The following table represents the individual common stock holdings compromising the Short Custom Basket Total Return Swaps as of June 30, 2014.

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(24,450)	Daewood Intl	KRW	$—
(20,226)	SK Innovation	KRW	—
(15,426)	Hyundai Motor	KRW	—
(11,351)	Samsung Eng	KRW	—
(10,556)	Samsung Life	KRW	—
(1,646)	Hyundai Mobis	KRW	—
21,182	SK Telecom	KRW	—
108,480	Korea Electric Power	KRW	—

$—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

United States Custom Basket of Short Securities
Shares	Description	Currency	Net Unrealized Depreciation
(169,000)	Sirius XM Holdings Inc.	USD	$—
(136,700)	Ford Motor Co.	USD	—
(129,300)	Bank Of America	USD	(1)
(114,300)	Souther Copper Corp.	USD	—
(114,100)	General Motors	USD	—
(94,700)	Loews Corp.	USD	—
(83,900)	Verizon Communications	USD	—
(77,100)	Fastenal Co.	USD	—
(72,500)	Cobalt International Energy	USD	—
(62,000)	Salesforce.com	USD	—
(55,700)	Starbucks Corp.	USD	—
(54,700)	Brown & Brown Inc.	USD	—
(51,700)	JP Morgan Chase & Co.	USD	—
(51,400)	GoldCorp.	USD	—
(49,600)	Williams Cos Inc.	USD	(28)
(49,100)	Wal-Mart Stores	USD	—
(48,900)	Coca Cola Co.	USD	(15)
(45,800)	Philip Morris	USD	(43)
(38,300)	EBay Inc.	USD	—
(34,700)	Marketwest Energy	USD	—
(33,100)	Community Health Systems	USD	—
(32,200)	Norweign CRS Holding	USD	—
(31,200)	Crown Castle International Corp.	USD	(11)
(29,400)	Apple Inc.	USD	—
(28,000)	Berkshire, Cl B	USD	—
(27,300)	Kansas City Southern	USD	(8)
(23,200)	Kinder Morgan Inc.	USD	—
(22,800)	LinkedIn Corp.	USD	—
(21,000)	Cheniere Energy	USD	—
(20,500)	Southern Co.	USD	—
(20,400)	Netsuite Inc.	USD	—
(17,800)	Chart Industries Inc.	USD	—
(17,800)	Workday Inc.	USD	—
(16,800)	HMS Holdings Corp.	USD	—
(16,100)	Splunk Inc.	USD	—
(16,100)	Tenet Healthcare	USD	—
(13,800)	Energy Transfer Partners	USD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

United States Custom Basket of Short Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(13,400)	Express Scripts Holding Co.	USD	$—
(13,000)	Procter & Gamble	USD	—
(10,500)	Intercontinental Exchange Inc.	USD	(7)
(10,400)	Equinix Inc.	USD	—
(7,600)	Precision Cast	USD	—
(7,100)	Athena Health Inc.	USD	—
(5,500)	Intuitive Surg	USD	—
(4,800)	Navistar Intl	USD	—
(3,800)	Conagra Foods	USD	—
(3,600)	Bristol Myers Squibb	USD	—
(2,900)	Servicenow	USD	—
(2,800)	Cerner Corp	USD	—
(2,100)	Amazon.com Inc.	USD	—
(1,400)	Hertz Global Holdings Inc.	USD	—
(1,000)	Realogy Holdings	USD	—

$(113)

Canada Custom Basket of Short Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(81,200)	Enbridge	CAD	$—
(47,900)	Blackberry Ltd.	CAD	—

$—

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(73,285)	Seadrill	EUR	$—
(65,260)	Getinge	EUR	—
(53,714)	Nestle AG	EUR	—
(49,963)	Elekta	EUR	—
(10,923)	Syngenta	EUR	—
(8,453)	Novo Nordisk	EUR	—
61,397	Novartis AG	EUR	—
129,031	Credit Suisse Group AG	EUR	—

$—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Australia Custom Basket of Short Securities
Shares	Description	Currency	Net Unrealized Depreciation
(56,985)	National Australia Bank	AUD	$(53)
(43,653)	CSL Ltd.	AUD	—
(20,428)	Cochlear	AUD	—
(16,914)	Iluka Resources	AUD	—
(15,506)	Westpac Banking Corp.	AUD	(13)
(6,663)	BHP Billiton	AUD	—

$(66)

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

1	Of this investment, $88,813 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.

2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2014 is $103,444 and $(114,089), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2014.

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

SGD – Singapore Dollar

USD – U.S. Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2014:

Investment in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Short-Term Investment	$143,890	$—	$—	$143,890

Total Investment in Securities	$143,890	$—	$—	$143,890

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2014 (Unaudited)

Other Financial Instruments – Assets	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Total Return Swaps *	$—	$256	$—	$256

Total Other Financial Instruments – Assets	$—	$256	$—	$256

Other Financial Instruments – Liabilities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Total Return Swaps *	$—	$(378)	$—	$(378)

Total Other Financial Instruments – Liabilities	$—	$(378)	$—	$(378)

*	Total return swaps are valued at the unrealized appreciation (depreciation) on the instruments.

During the quarter ended June 30, 2014, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-0700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 28, 2014

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 28, 2014